Stock-based Compensation - Fair Value Assumptions (Details) - Share-based Payment Arrangement, Option [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 2 days	6 years 21 days
Risk-free interest rate	1.30%	0.80%	0.70%	1.70%
Volatility	49.00%	40.00%	40.00%	45.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%